Goodwill And Other Intangible Assets (Estimate Of Amortization Expense) (Details) (USD $) In Thousands	12 Months Ended
Dec. 31, 2010
Goodwill And Other Intangible Assets [Abstract]
2011	$ 50,421
2012	48,792
2013	45,537
2014	41,039
2015	$ 35,707